Financial instruments and risk management - Foreign currency risk (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial instruments and risk management
Increase (decrease) in foreign exchange rate of USD against CAD	10.00%
Increase (decrease) in reported loss and comprehensive loss	$ 1,445,000	$ 1,985,000